Submission	Oct. 20, 2025
Submission [Line Items]
Central Index Key	0000926617
Registrant Name	ASPIRA WOMEN'S HEALTH INC.
Registration File Number	333-290633
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A